Debt - Schedule of Future Minimum Payments for the Convertible Notes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Feb. 06, 2024	Dec. 31, 2023	Aug. 15, 2023	Jul. 20, 2023	Jun. 26, 2023
Convertible Notes [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future principal payments	$ 19,603	$ 19,533
Add: fair value remeasurement
Add (less): unamortized debt (premium) discount		(2)
Less: interest	(70)	(1,112)
Total convertible notes payable	19,533	18,419
Tasly Convertible Debt [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future principal payments	2,287	1,998		$ 1,710	$ 300	$ 300	$ 1,000
Add: fair value remeasurement	451	333
Add (less): unamortized debt (premium) discount
Less: interest	(195)	(97)
Total convertible notes payable	$ 2,543	2,234	$ 20	$ 1,710	$ 300	$ 300	$ 1,000
Senior Notes [Member]
Schedule of Future Minimum Payments for the Convertible Notes Payable [Line Items]
Total future principal payments		24,396
Add: fair value remeasurement
Add (less): unamortized debt (premium) discount		2,055
Less: interest		(1,183)
Total convertible notes payable		$ 25,268